Segment Information (Information by Major Geographic Area) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales:
Net sales	¥ 4,080,015	¥ 3,401,487	¥ 3,800,271
Long-lived assets:
Long-lived assets	1,547,592	1,641,244	1,460,860
Japan
Long-lived assets:
Long-lived assets	1,081,522	1,163,374	937,716
Americas
Long-lived assets:
Long-lived assets	141,937	147,129	150,105
Europe
Long-lived assets:
Long-lived assets	174,889	166,734	183,451
Asia and Oceania
Long-lived assets:
Long-lived assets	149,244	164,007	189,588
Japan
Net sales:
Net sales	884,828	706,979	714,280
America
Net sales:
Net sales	1,107,515	963,544	1,144,422
Europe
Net sales:
Net sales	1,028,415	913,523	1,074,366
Asia and Oceania
Net sales:
Net sales	¥ 1,059,257	¥ 817,441	¥ 867,203